Cash and Investments - Fair Value Assets Measurement Techniques (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 64,372.1	$ 64,090.1
Limited partnerships and other | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	1,810.7
Private placement debt securities | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	1,298.9
Private placement debt securities | Net asset valuation of secured loans
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	504.7
Common shares | Quoted price net of discount
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	439.1
Common shares | Market comparable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	77.1
Private company preferred shares | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	148.9
Investment property | Market approach
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	123.2
Private equity funds | Net asset value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	98.8
Private equity funds | Market comparable
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	71.2
Warrants | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	77.3
CPI-linked derivatives | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	24.9
Warrant forwards | Forward pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	23.0
Recurring fair value measurement
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Assets	$ 33,977.6	$ 35,599.1
Recurring fair value measurement | Private placement debt securities | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	2.60%
Recurring fair value measurement | Private placement debt securities | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	18.50%
Recurring fair value measurement | Private placement debt securities | Net asset valuation of secured loans | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Recoverability of assets	60.00%
Recurring fair value measurement | Private placement debt securities | Net asset valuation of secured loans | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Recoverability of assets	100.00%
Recurring fair value measurement | Common shares | Quoted price net of discount | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount for lack of marketability	11.60%
Recurring fair value measurement | Common shares | Quoted price net of discount | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount for lack of marketability	11.60%
Recurring fair value measurement | Common shares | Market comparable | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Book value multiple	1.3
Recurring fair value measurement | Common shares | Market comparable | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Book value multiple	1.3
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	5.10%
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Credit spread	5.70%
Recurring fair value measurement | Private equity funds | Market comparable | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	10.0
Recurring fair value measurement | Private equity funds | Market comparable | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Price/Earnings multiple	10.0
Recurring fair value measurement | Warrants | Option pricing model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity volatility	26.40%
Recurring fair value measurement | Warrants | Option pricing model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Equity volatility	42.60%
Recurring fair value measurement | CPI-linked derivatives | Option pricing model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Inflation volatility	0.00%
Recurring fair value measurement | CPI-linked derivatives | Option pricing model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Inflation volatility	4.40%
Recurring fair value measurement | Warrant forwards | Forward pricing model | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Probability of exercise	100.00%
Recurring fair value measurement | Warrant forwards | Forward pricing model | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Probability of exercise	100.00%